Share Based Compensation Expense by Type of Award (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 11,403,042	¥ 79,171,317	¥ 67,672,488	¥ 32,691,687
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	5,618,351	39,008,208	33,912,040	9,043,829
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 5,784,691	¥ 40,163,109	¥ 33,760,448	¥ 23,647,858